Taxes recoverable (Details) - BRL (R$) R$ in Millions	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Taxes recoverable	R$ 3,130	R$ 2,831
Current assets	1,372	1,461
Non-current assets	1,758	1,370
Value Added Tax On Sales And Services ICMS Normal Preparations [Member] | Parent Companys Subsidiaries [Member]
IfrsStatementLineItems [Line Items]
Taxes recoverable	930	604
ICMS Credits From Property Plant And Equipment [Member] | Parent Companys Subsidiaries [Member]
IfrsStatementLineItems [Line Items]
Taxes recoverable	337	391
Social Integration Program P I S And Social Contribution On Revenue [Member] | Parent Companys Subsidiaries [Member]
IfrsStatementLineItems [Line Items]
Taxes recoverable	135	353
PIS And COFINS Credits From Property Plant And Equipment [Member] | Parent Companys Subsidiaries [Member]
IfrsStatementLineItems [Line Items]
Taxes recoverable	425	461
Other Taxes Recoverable [Member] | Parent Companys Subsidiaries [Member]
IfrsStatementLineItems [Line Items]
Taxes recoverable	216	81
Other Taxes Recoverable [Member] | Foreign Subsidiaries [Member]
IfrsStatementLineItems [Line Items]
Taxes recoverable	107	109
Value Added Tax IVA [Member] | Foreign Subsidiaries [Member]
IfrsStatementLineItems [Line Items]
Taxes recoverable	R$ 980	R$ 832